Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Statutory Reserves and Restricted Net Assets
24.	STATUTORY RESERVES AND RESTRICTED NET ASSETS
In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIEs located in the PRC, being foreign invested enterprises established in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax
profit (as determined under accounting principles generally accepted in China at each year-end);
the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of our subsidiaries, our affiliated PRC entities and their respective subsidiaries. The Group’s subsidiaries, VIEs and VIEs’ subsidiaries are required to allocate at least 10% of their after tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.
Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s subsidiaries.

The appropriations to these reserves by the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries were RMB nil, RMB nil and RMB2,139 for the years ended December 31, 2023, 2024 and 2025, respectively.
Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries and consolidated VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations. The capital and statutory reserves restricted which represented the amount of net assets of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries in the Group not available for distribution were RMB1,509,111, RMB1,509,111 and RMB1,511,240 as of December 31, 2023, 2024 and 2025, respectively.